Pension Schemes - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) yr	Dec. 31, 2017 GBP (£) yr	Dec. 31, 2016 GBP (£)
Disclosure of defined benefit plans [line items]
Expected pension deficit funding contribution	£ 62
Pension cost recognised within operating profit	135	£ 95	£ 111
Deferred tax assets	£ 455	£ 431	£ 469
UK schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
Expected pension deficit funding contribution	£ 44
UK schemes [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit scheme liabilities | yr	19	20
Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
Additional contributions over a period	7 years
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit scheme liabilities | yr	12	13
Defined benefit pension plans [member]
Disclosure of defined benefit plans [line items]
Deferred tax assets	£ 86	£ 66
Defined benefit pension plans [member] | 2019-2022 [member]
Disclosure of defined benefit plans [line items]
Expected pension deficit funding contribution	176
Defined benefit pension plans [member] | 2020-2023 [member]
Disclosure of defined benefit plans [line items]
Expected pension deficit funding contribution	132
Funded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	4,582	4,690
Unfunded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 230	£ 239